MICHAEL A. RAMIREZ

Attorney

Law Department

Phone: 402-547-3128

Michael.Ramirez@pacificlife.com

March 6, 2020

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:                           Registration Statement for Pacific Choice Income Individual Flexible Premium Deferred Variable Annuity Contract (File Number to be Assigned) funded by Separate Account A (File Number 811-09203) of Pacific Life & Annuity Company Request for Selective Review

On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4.  The enclosed relates to an individual flexible premium deferred v variable annuity contract, designated as Pacific Choice Income (“PCI”), which is funded by the Separate Account.

PL&A is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).”

The purpose of this submission is to file an initial Registration Statement for PCI. The prospectus for PCI is based on, and is substantially similar to the Pacific Choice Variable Annuity (“Pacific Choice”), File No. 333-184972. The Staff previously reviewed the Pacific Choice disclosure in connection with its review of the Initial N-4 Filing, filed on November 16, 2012, Pre-Effective Amendment No. 1, filed on February 5, 2013, and Pre-Effective No. 2, filed on April 19, 2013. The disclosure for the Enhanced Income Select (Single) and (Joint) riders was reviewed in Post-Effective Amendment No. 5, filed February 12, 2016. The Core Protect Plus (Single) and (Joint) riders were reviewed in Post-Effective Amendment No. 9, filed February 9, 2018.  The Staff also reviewed disclosure pertaining to a single seven-year Contingent Deferred Sales Charge (CDSC) schedule in connection with its review of the Pacific Navigator (333-212626) Initial N-4 filing on July 22, 2016, Pre-Effective Amendment No. 1, filed on October 20, 2016, and Pre-Effective Amendment No. 2, filed on November 15, 2016. All previously filed prospectuses and supplements thereto are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of the PCI prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prior Filings. The prospectus disclosure included in PCI differs materially as follows:

1.            Removed the multiple surrender charge options offered (0 CDSC, 3 Year CDSC, or 5 Year CDSC) under the base contract. Similar disclosure as Pacific Navigator (333-212626) referenced above.

2.            A single seven-year CDSC schedule was added under the base contract. Similar disclosure as Pacific Navigator (333-212626) referenced above.

Securities and Exchange Commission

Registration Statement for Pacific Choice Income on behalf of PL&A

March 6, 2020

3.            Different variable investment options and making all allowable investment options rider-eligible. However, the Fidelity VIP Government Money Market is only allowable in certain circumstances.

4.            Including additional annuitization options. Similar disclosure as Pacific Navigator (333-212626) referenced above.

5.            Contract loans are not allowed.

6.            Requires the purchase of a withdrawal living benefit rider at contract issue.

7.            Return of Purchase Payments Death Benefit Rider. The Staff reviewed disclosure pertaining to this optional rider in connection with its review of the Schwab Retirement Income Variable Annuity (333-178742) filing on Post-Effective Amendment No. 4, filed August 22, 2014.

8.            The following living benefit riders are new:

a.             Future Income Generator (Single) and Future Income Generator (Joint).

i.    Modified to include an Annual Credit, add Owner-Elected Resets, lower age for the start of lifetime withdrawals, and added age-banding for withdrawal rates.

b.            Enhanced Income Select 2 (Single) and Enhanced Income Select 2 (Joint).

i.    Updated to include an Annual Credit and Income Rollover benefit, the Staff reviewed the previous rider version (Enhanced Income Select) in connection with Post-Effective Amendment No. 5, filed February 12, 2016, with Pacific Choice (333-184972).

c.             These riders will utilize the same rate sheet supplement approach as is currently used with Core Protect Plus, which the Staff previously reviewed.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. I look forward to your response and comments. If you have any questions, please call me at (402) 574-3128.

Sincerely,

/s/ Michael A. Ramirez

Michael A. Ramirez